Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Effective Date	Feb. 28, 2025
Document Creation Date	Feb. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Prospectus Date	Feb. 28, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Innovator Premium Income 20 Barrier ETF - January | Innovator Premium Income 20 Barrier ETF - January
Prospectus:
Trading Symbol	JANH
Innovator Premium Income 30 Barrier ETF - January | Innovator Premium Income 30 Barrier ETF - January
Prospectus:
Trading Symbol	JANJ
Innovator Premium Income 15 Buffer ETF - January | Innovator Premium Income 15 Buffer ETF - January
Prospectus:
Trading Symbol	LJAN
Innovator Premium Income 10 Barrier ETF - April | Innovator Premium Income 10 Barrier ETF - April
Prospectus:
Trading Symbol	APRD
Innovator Premium Income 20 Barrier ETF -- April | Innovator Premium Income 20 Barrier ETF -- April
Prospectus:
Trading Symbol	APRH
Innovator Premium Income 30 Barrier ETF - April | Innovator Premium Income 30 Barrier ETF - April
Prospectus:
Trading Symbol	APRJ
Innovator Premium Income 40 Barrier ETF -- April | Innovator Premium Income 40 Barrier ETF -- April
Prospectus:
Trading Symbol	APRQ
Innovator Premium Income 9 Buffer ETF - April | Innovator Premium Income 9 Buffer ETF - April
Prospectus:
Trading Symbol	HAPR
Innovator Premium Income 15 Buffer ETF - April | Innovator Premium Income 15 Buffer ETF - April
Prospectus:
Trading Symbol	LAPR
Innovator Premium Income 10 Barrier ETF - July | Innovator Premium Income 10 Barrier ETF - July
Prospectus:
Trading Symbol	JULD
Innovator Premium Income 20 Barrier ETF - July | Innovator Premium Income 20 Barrier ETF - July
Prospectus:
Trading Symbol	JULH
Innovator Premium Income 30 Barrier ETF - July | Innovator Premium Income 30 Barrier ETF - July
Prospectus:
Trading Symbol	JULJ
Innovator Premium Income 40 Barrier ETF - July | Innovator Premium Income 40 Barrier ETF - July
Prospectus:
Trading Symbol	JULQ
Innovator Premium Income 9 Buffer ETF - July | Innovator Premium Income 9 Buffer ETF - July
Prospectus:
Trading Symbol	HJUL
Innovator Premium Income 15 Buffer ETF - July | Innovator Premium Income 15 Buffer ETF - July
Prospectus:
Trading Symbol	LJUL
Innovator Premium Income 10 Barrier ETF - October | Innovator Premium Income 10 Barrier ETF - October
Prospectus:
Trading Symbol	OCTD
Innovator Premium Income 20 Barrier ETF - October | Innovator Premium Income 20 Barrier ETF - October
Prospectus:
Trading Symbol	OCTH
Innovator Premium Income 30 Barrier ETF - October | Innovator Premium Income 30 Barrier ETF - October
Prospectus:
Trading Symbol	OCTJ
Innovator Premium Income 40 Barrier ETF - October | Innovator Premium Income 40 Barrier ETF - October
Prospectus:
Trading Symbol	OCTQ
Innovator Premium Income 9 Buffer ETF - October | Innovator Premium Income 9 Buffer ETF - October
Prospectus:
Trading Symbol	HOCT
Innovator Premium Income 15 Buffer ETF - October | Innovator Premium Income 15 Buffer ETF - October
Prospectus:
Trading Symbol	LOCT